Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 189	$ 107	$ 140	$ 61
Provision for credit losses
Model changes	4		4
Originations	11	4	28	12
Maturities	(16)	(5)	(33)	(9)
Changes in risk, parameters and exposures	0	14	9	74
Write-offs	(7)	(9)	(21)	(29)
Recoveries	2	2	6	5
Exchange rate and other	(2)	(4)	48	(5)
Balance at end of period	181	109	181	109
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	81	56	78	29
Provision for credit losses
Model changes	3		3
Transfers to Stage 1	10	5	49	10
Transfers to Stage 2	(1)	(2)	(7)	(5)
Transfers to Stage 3		(1)		(1)
Originations	11	4	28	12
Maturities	(5)	(2)	(16)	(5)
Changes in risk, parameters and exposures	(8)	(6)	(67)	14
Exchange rate and other	0	(1)	23	(1)
Balance at end of period	91	53	91	53
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	71	21	29	10
Provision for credit losses
Model changes	1		1
Transfers to Stage 1	(10)	(5)	(49)	(10)
Transfers to Stage 2	1	2	7	5
Transfers to Stage 3	(1)		(2)	(1)
Maturities	(11)	(3)	(17)	(4)
Changes in risk, parameters and exposures	5	7	57	22
Exchange rate and other	0	(1)	30	(1)
Balance at end of period	56	21	56	21
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	37	30	33	22
Provision for credit losses
Transfers to Stage 3	1	1	2	2
Changes in risk, parameters and exposures	3	13	19	38
Write-offs	(7)	(9)	(21)	(29)
Recoveries	2	2	6	5
Exchange rate and other	(2)	(2)	(5)	(3)
Balance at end of period	$ 34	$ 35	$ 34	$ 35